Available-for-sale securities (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of available-for-sale securities

	December 31, 2012			December 31, 2011			December 31, 2010
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$10	$—	$10	$10	$—	$10	$12	$—	$12
Other U.S. and non-U.S. government bonds	144	2	146	90	2	92	76	1	77

Corporate bonds
Corporate bonds	626	38	664	542	30	572	481	30	511
Asset-backed securities	96	—	96	112	(1)	111	136	—	136

Mortgage-backed debt securities
U.S. governmental agency	291	8	299	297	13	310	258	15	273
Residential	26	(1)	25	33	(3)	30	43	(3)	40
Commercial	117	10	127	142	3	145	164	4	168

Equity securities
Large capitalization value	147	38	185	127	21	148	100	22	122
Smaller company growth	22	12	34	22	7	29	23	8	31
Total	$1,479	$107	$1,586	$1,375	$72	$1,447	$1,293	$77	$1,370

Investments in an unrealized loss position that are not other-than-temporarily impaired:

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2012
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Asset-backed securities	$—	$—	$20	$3	$20	$3

Mortgage-backed debt securities
U.S. governmental agency	84	1	15	—	99	1
Residential	—	—	14	1	14	1

Equity securities
Large capitalization value	25	2	10	1	35	3
Total	$109	$3	$59	$5	$168	$8

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2011
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$54	$1	$1	$—	$55	$1
Asset-backed securities	1	—	20	5	21	5

Mortgage-backed debt securities
U.S. governmental agency	51	1	—	—	51	1
Residential	3	—	18	3	21	3
Commercial	15	—	8	1	23	1

Equity securities
Large capitalization value	36	5	6	1	42	6
Smaller company growth	4	1	—	—	4	1
Total	$164	$8	$53	$10	$217	$18

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:
	December 31, 2010
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Asset-backed securities	$19	$—	$19	$4	$38	$4

Mortgage-backed debt securities
Residential	2	—	25	4	27	4
Commercial	3	—	14	1	17	1

Equity securities
Large capitalization value	14	1	12	2	26	3
Total	$38	$1	$70	$11	$108	$12

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Fair value of the available-for-sale debt securities, by contractual maturity

	December 31, 2012
(Millions of dollars)	Cost Basis	Fair Value
Due in one year or less	$161	$162
Due after one year through five years	595	623
Due after five years through ten years	78	90
Due after ten years	42	41
U.S. governmental agency mortgage-backed securities	291	299
Residential mortgage-backed securities	26	25
Commercial mortgage-backed securities	117	127
Total debt securities – available-for-sale	$1,310	$1,367

Schedule of proceeds and gross gain and losses from the sale of available-for-sale securities

Sales of Securities:
	Years Ended December 31,
(Millions of dollars)	2012	2011	2010
Proceeds from the sale of available-for-sale securities	$306	$247	$228
Gross gains from the sale of available-for-sale securities	$6	$4	$10
Gross losses from the sale of available-for-sale securities	$—	$1	$1